Consolidated Statements of Financial Position - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Current Assets
Cash and cash equivalents	$ 28,115,516	$ 9,196,892
Trade and other receivables	4,277,677	61,321
Other current assets	1,095,753	578,136
Total Current Assets	33,488,946	9,836,349
Non-Current Assets
Property and equipment, net of accumulated depreciation of A$374,064 and A$355,955 respectively	31,313	39,503
Right-of-use assets net of accumulated depreciation of A$272,491 and A$215,875 respectively	65,495	31,866
Total Non-Current Assets	96,808	71,369
Total Assets	33,585,754	9,907,718
Current Liabilities
Trade and other payables	2,502,509	2,069,604
Provisions	537,368	612,039
Lease liabilities	27,746	32,879
Total Current Liabilities	3,067,623	2,714,522
Non-Current Liabilities
Provisions	9,768	41,514
Lease liabilities	37,903	868
Total Non-Current Liabilities	47,671	42,382
Total Liabilities	3,115,294	2,756,904
Net Assets	30,470,460	7,150,814
Equity
Issued capital 2021: 2,084,016,678 fully paid ordinary shares Nil options over fully paid ordinary shares 2020: 1,037,358,032 fully paid ordinary shares Nil options over fully paid ordinary shares	197,447,990	160,703,754
Reserves	2,750,884	866,121
Accumulated deficit during the development stage	(169,728,414)	(154,419,061)
Total Equity	$ 30,470,460	$ 7,150,814